Stockholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity (Deficit)	Stockholders’ Equity (Deficit)
Common Stock
We have authority to issue 2,000,000,000 shares of common stock, par value $0.0001 per share. The designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of capital stock are as follows:
Each holder of common stock is entitled to one vote for each share of common stock held by such holder. The holders of common stock are entitled to the payment of dividends when and as declared by the Board in accordance with applicable law and to receive other distributions from the Company. Any dividends declared by the Board to the holders of the then outstanding shares of common stock will be paid to the holders thereof pro rata in accordance with the number of shares of common stock held by each such holder as of the record date of such dividend. In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the funds and assets of the Company that may be legally distributed to the Company’s stockholders will be distributed among the holders of the then outstanding shares of Common Stock pro rata in accordance with the number of shares of common stock held by each such holder.
Preferred Stock
We have the authority to issue 25,000,000 shares of preferred stock, par value $0.0001 per share. Our Board of Directors is authorized to determine the designations and the powers, privileges and rights, and the qualifications, limitations or restrictions thereof in respect to each of our class of preferred stock.
Sponsor Earnback Securities
During the period between the Closing and the five-year anniversary of the Closing, NextGen Sponsor has subjected the 1,319,980 Sponsor Earnback Shares of issued and outstanding common stock and 1,015,190 Sponsor Earnback Warrants of issued and outstanding private placement warrants to transfers restrictions and potential forfeiture to the Company for no consideration until the occurrence of each tranche’s respective earnback triggering event. The 1,319,980 Sponsor Earnback Shares are comprised of two separate tranches of 659,990 shares per tranche and the 1,015,190 Sponsor Earnback Warrants are comprised of two separate tranches of 507,595 warrants per tranche. The earnback triggering events for the two respective tranches of the Sponsor Earnback Securities will be met upon the earlier of (i) the date on which the volume-weighted average trading sale price of one share of our common stock quoted on Nasdaq is greater than or equal to $12.50 and $15.00, respectively, for any 20 trading days within any 30 consecutive trading day period. The earnback triggering events were determined to be indexed to the Company’s common stock.
As of December 31, 2021, the earnback triggering events were not satisfied and the Sponsor Earnback Securities remained subject to the transfer restrictions and contingent forfeiture provisions.